Revenue - Disaggregation of Revenue from Contracts with Customers (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 308,217	€ 318,797	€ 328,618
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	307,886	318,250	327,316
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	331	547	1,302
Wholesale (distributors and retailers) [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	238,972	242,667	255,507
Directly operated stores (end consumers) [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	69,245	76,130	73,111
United States of America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	88,010	90,921	87,250
Italy [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	50,796	47,509	39,037
United Kingdom [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	26,114	32,252	36,291
China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	21,295	22,178	26,211
Spain [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	12,826	13,534	11,634
Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	10,822	13,516	14,498
Mexico [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	10,148	9,913	8,197
Canada [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,413	7,275	8,117
Australia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,744	5,723	6,256
Belgium [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,391	4,605	5,302
Israel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,190	3,514	3,371
South Korea [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,713	3,395	3,518
United Arab Emirates [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,988	3,181	4,839
Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	62,766	61,281	74,097
Europe, Middle East and Africa [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	152,059	153,033	159,570
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	118,028	125,063	122,820
Asia Pacific [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	38,130	40,702	46,228
Sale of upholstery furniture [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	260,824	272,935	281,638
Sale of home furnishing accessories [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	34,478	37,610	38,199
Sales of Contract [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,357
Sale of polyurethane foam [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,329	1,932	2,509
Sale of other goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,229	6,320	6,272
Natuzzi Editions Brand [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	164,028	167,416	176,600
Natuzzi Italia Brand [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	119,504	120,487	119,323
Private label [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	15,127	22,639	23,914
Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 9,558	€ 8,255	€ 8,781